STAFF COSTS - Additional Information (Details)			12 Months Ended							72 Months Ended
	Mar. 23, 2022 EquityInstruments kr / shares	Mar. 18, 2021 EquityInstruments kr / shares	Dec. 31, 2022 USD ($) EquityInstruments employee person shares	Dec. 31, 2022 USD ($) person kr / shares	Dec. 31, 2021 USD ($) EquityInstruments person employee	Dec. 31, 2021 person kr / shares	Dec. 31, 2020 USD ($) EquityInstruments employee	Dec. 31, 2020 kr / shares	Dec. 31, 2016	Dec. 31, 2022 USD ($) person
Total staff costs
Number of seafarers for which staff costs included in operating expenses			100		106		109
Number of seafarers on short term contracts | employee			1,565		1,449		1,474
Total wages for seafarers on short term contracts			$ 76,300,000		$ 75,900,000		$ 80,500,000
Aggregate compensation paid			$ 2,500,000		$ 3,300,000		$ 3,200,000
Long term incentive plan
Total staff costs
Granted during the period | EquityInstruments			1,393,000.0		1,355,100		1,047,400
Consideration in exchange for forfeiture of options for leavers other than good leavers			$ 0	$ 0						$ 0
Consideration in exchange for granting of options			$ 0	$ 0						$ 0
Voting rights of share options			0
Dividend rights, share options			$ 0
Number of shares, option to buy per Restricted Share Unit | shares			1
Chief executive officer | Long term incentive plan
Total staff costs
Vesting period of RSUs										3 years
Chief executive officer | RSU grant in 2016
Total staff costs
Vesting period of RSUs									5 years
Exercise period of RSUs									360 days
Chief executive officer | RSU grant in 2021
Total staff costs
Vesting period of RSUs		3 years
Exercise period of RSUs		360 days
Granted during the period | EquityInstruments		255,200
Exercise price per share | kr / shares		kr 53.5
Average strike price		90 days
Percentage of premium on average price to determine exercise price		15.00%
Chief executive officer | RSU grant in 2022
Total staff costs
Vesting period of RSUs	3 years
Exercise period of RSUs	360 days
Granted during the period | EquityInstruments	255,200
Exercise price per share | kr / shares	kr 58
Average strike price	90 days
Percentage of premium on average price to determine exercise price	15.00%
Senior management team
Total staff costs
Number of members of senior management team excluding CEO | person			3	3	3	3				3
Aggregate compensation paid			$ 2,100,000		$ 2,200,000		$ 2,100,000
Aggregate compensation paid for pensions			$ 100,000		$ 100,000		$ 100,000
Other management | RSU grant in 2020
Total staff costs
Vesting period of RSUs							3 years
Exercise period of RSUs							360 days
Granted during the period | EquityInstruments							1,047,389
Exercise price of RSUs | kr / shares								kr 69.9
Average remaining contractual life							1 year 6 months
Other management | RSU grant in 2021
Total staff costs
Vesting period of RSUs					3 years
Exercise period of RSUs					360 days
Granted during the period | EquityInstruments					1,355,121
Exercise price of RSUs | kr / shares						kr 53.5
Average remaining contractual life					1 year 6 months
Other management | RSU grant in 2022
Total staff costs
Vesting period of RSUs			3 years
Exercise period of RSUs			360 days
Granted during the period | EquityInstruments			1,137,770
Exercise price of RSUs | kr / shares				$ 58.0
Average remaining contractual life			1 year 6 months